UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    Investment Company Act file number 811-5225

                        Oppenheimer Small Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                  (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003

       Oppenheimer
       Small Cap
       Value Fund



                                                              Management
                                                             Commentaries
                                                                  and
                                                              Semiannual
                                                                Report



[GRAPHIC]

MANAGEMENT COMMENTARIES
    Performance Update
    Investment Strategy Discussion
    Listing of Top Holdings
SEMIANNUAL REPORT AND FINANCIAL STATEMENTS
    Listing of Investments
    Financials

"We evaluate investment opportunities one company at a time, conducting extensive research into each company's business fundamentals, including its earnings prospects and the valuation of its stock."

[LOGO]
Oppenheimer Funds(R)
The Right Way to invest

HIGHLIGHTS

Fund Objective
Oppenheimer Small Cap Value Fund seeks capital appreciation.

Fund Highlight
The Fund Class A shares are ranked in the top 30% (118/459) of all funds in the Lipper Small-Cap Core category, over the one-year period ended April 30, 2003, according to Lipper, Inc. 1


MANAGEMENT
COMMENTARIES
AND ADDITIONAL
DISCLOSURES

 1  Letter to Shareholders

 2  Interview with
    Your Fund's
    Managers

26  Trustees and Officers Listing

28  Privacy Policy Notice

SEMIANNUAL
REPORT AND
FINANCIAL
STATEMENTS

 7  Statement of Investments

11  Statement of Assets and Liabilities

13  Statement of Operations

14  Statements
    of Changes
    in Net Assets

15  Financial Highlights

19  Notes to Financial Statements

Cumulative Total Returns*
          For the 6-Month Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A     4.12%       -1.87%
----------------------------------
Class B     3.74        -1.26
----------------------------------
Class C     3.74         2.74
----------------------------------
Class N     4.03         3.03


----------------------------------

Average Annual Total Returns*
          For the 1-Year Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   -17.10%      -21.87%
----------------------------------
Class B   -17.66       -21.78
----------------------------------
Class C   -17.69       -18.51
----------------------------------
Class N   -17.26       -18.08


1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked 111/226 and 44/60 for the five- and 10-year periods ended 4/30/03. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the Fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Past performance does not guarantee future results.

*See Notes on page 6 for further details.

 Not part of the semiannual report to Fund shareholders

LETTER TO SHAREHOLDERS

Dear Shareholder,



It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We experienced a range of emotions in the days leading up to the war and especially as the media brought the war into our homes, as never before.
     At OppenheimerFunds, we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during uncertain times like these.
     It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate through this volatile and sometimes unpredictable environment. We encourage you to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
     On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven methods that drive informed, intelligent investment decisions. It is an approach we are proud of and one that has served investors well in a variety of market conditions.
     We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles--investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
     We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,
/s/ John V. Murphy


John V. Murphy
May 21, 2003


[PHOTO]
John V. Murphy

John V. Murphy
President
Oppenheimer
Small Cap Value Fund


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

 Not part of the semiannual report to Fund shareholders

                      1 | OPPENHEIMER SMALL CAP VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
How did Oppenheimer Small Cap Value Fund perform during the six-month period that ended April 30, 2003?
A. The Fund's total return of 4.12% was behind the 7.55% total return provided by its benchmark index, the Russell 2000 Index. 2
The Fund underperformed its benchmark during the reporting period, due in part to an underweight allocation to technology stocks, which hurt performance as tech stocks were strong performers overall. However, many of the beaten-down tech stocks that rallied did not meet the Fund's investment criteria.

What market conditions influenced small-cap value stocks?
It is important to understand that the Fund is not managed according to macroeconomic or market trends. Instead, we evaluate investment opportunities one company at a time, conducting extensive research into each company's business fundamentals, including its earnings prospects and the valuation of its stock. Within that context, we attempt to find the most compelling opportunities within each of the industry groups that comprise the Russell 2000 Value Index.
     With that said, the investment environment was challenging during the reporting period. Additional allegations of corporate malfeasance and escalating tensions leading to the war in Iraq kept investor confidence at relatively low levels. At the same time, a continued lack of corporate spending and a slowdown in the consumer sector contributed to a persistently weak U.S. economy. In this environment, investors preferred investments they considered relatively stable, such as high-quality bonds, to riskier assets, such as small-cap stocks.

[SIDEBAR]
Portfolio Management
Team
John Damian
Chris Leavy



2. The Fund's performance (Class A shares at NAV) is compared to the Russell 2000 Index, an unmanaged index of equity securities, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Not part of the semiannual report to Fund shareholders

                      2 | OPPENHEIMER SMALL CAP VALUE FUND

What industry groups and stocks contributed most to the Fund's performance?
     The Fund's holdings within the materials and processing group provided the most significant positive contribution to performance during the reporting period. A number of stocks in this group performed well when supply-and-demand influences drove the prices of many basic materials higher. For example, one of the Fund's holdings, a gold and copper producer, benefited from higher gold prices and improving business fundamentals among customers that use copper as a raw material. 3
     The Fund also received strong results from the energy sector, where our research led us to a number of natural gas producers and oil refiners. At the same time, our stock selection strategy identified relatively few opportunities among oil services companies. Oil refiners generally benefited from the effects on prices of steady customer demand and reduced refining capacity. Natural gas producers enjoyed higher prices as North American wells became depleted and relatively few new ones were drilled to replace them.
     Among consumer companies, toy manufacturer Hasbro, Inc. is in the midst of a multi-year turnaround, which was aided during the reporting period by favorable renegotiation of the terms governing a key licensing agreement.

What industry groups and stocks detracted most from the Fund's performance?
As previously mentioned, the Fund's relatively light exposure to technology stocks during the reporting period accounted for most of its underperformance relative to the benchmark. In addition, some individual technology stocks were a drag on performance. For example, Titan Corp., a technology-oriented defense contractor, was hurt by the departure of a key executive, and we sold the Fund's position shortly thereafter.


[SIDEBAR]

"The Fund's holdings within the materials and processing group provided the most significant positive contribution to performance during the reporting period."



3. The Fund's holdings and allocations are subject to change.

 Not part of the semiannual report to Fund shareholders

                      3 | OPPENHEIMER SMALL CAP VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


Where is the Fund currently finding attractive investment opportunities?
We have continued to add value through our stock selection process within each of the benchmark's industry groups. For example, in the energy sector, we continue to favor natural gas producers over oil producers. As the war in Iraq winds down, oil prices have moderated. However, natural gas prices have remained steady in response to prevailing supply-and-demand imbalances.
     In the consumer area, we continue to prefer companies that, in our view, are likely to have strong earnings and stocks selling at attractive valuations. Fund holdings meeting these criteria include casual-dining restaurant chain Ruby Tuesday, Inc., which has benefited from Americans' growing preference for inexpensive and convenient dining alternatives. Casual Male Retail Group, Inc., owners of the Big & Tall men's clothing stores, appears poised to benefit from a new management team's efforts to cut costs and boost sales. We believe that investments like these, which we identify using a bottom-up approach to stock selection, help make Oppenheimer Small Cap Value Fund part of The Right Way to Invest.

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
--------------------------
-25.77% -3.03%  5.58%

Class B        Since
1-Year  5-Year Inception
--------------------------
-25.69% -2.79%  5.67%

Class C        Since
1-Year  5-Year Inception
--------------------------
-22.55% -2.43%  5.44%

Class N        Since
1-Year  5-Year Inception
--------------------------
-22.19% N/A    -2.15%

4. See Notes on page 6 for further details.

 Not part of the semiannual report to Fund shareholders

                      4 | OPPENHEIMER SMALL CAP VALUE FUND

Top Ten Common Stock Holdings 6
--------------------------------------------------------------
DRS Technologies, Inc.                                   3.6%
--------------------------------------------------------------
CNF Transportation, Inc.                                 2.9
--------------------------------------------------------------
Equitable Resources, Inc.                                2.5
--------------------------------------------------------------
Bunge Ltd.                                               2.4
--------------------------------------------------------------
Hasbro, Inc.                                             2.3
--------------------------------------------------------------
iShares Russell 2000 Value Index Fund                    2.3
--------------------------------------------------------------
Casual Male Retail Group, Inc.                           2.2
--------------------------------------------------------------
Quicksilver, Inc.                                        2.0
--------------------------------------------------------------
Ventas, Inc.                                             2.0
--------------------------------------------------------------
Ruby Tuesday, Inc.                                       2.0

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
--------------------------------------------------------------
Banks                                                    6.2%
--------------------------------------------------------------
Real Estate                                              5.8
--------------------------------------------------------------
Diversified Financials                                   5.8
--------------------------------------------------------------
Specialty Retail                                         5.4
--------------------------------------------------------------
Machinery                                                5.3


Sector Allocation 5

[PIE CHART]
o Financials               24.4%
o Consumer Discretionary   18.8
o Industrials              18.7
o Materials                 8.3
o Information Technology    7.8
o Health Care               5.7
o Consumer
   Staples                  5.6
o Utilities                 5.6
o Energy                    5.1

5. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on total market value of common stock investments.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on net assets.

 Not part of the semiannual report to Fund shareholders

                      5 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Prior to 4/28/00, the Fund's sub-advisor was OpCap Advisors, Inc., its advisor until 11/22/95.

Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

Not part of the semiannual report to Fund shareholders

                      6 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                                           Market Value
                                     Shares                 See Note 1
------------------------------------------------------------------------
 Common Stocks--94.4%
------------------------------------------------------------------------
 Consumer Discretionary--17.7%
------------------------------------------------------------------------
 Auto Components--0.4%
 American Axle &
 Manufacturing
 Holdings, Inc. 1                    60,000             $     1,495,200
------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.6%
 Argosy Gaming Co. 1                100,000                   2,037,000
------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1               25,000                     728,250
------------------------------------------------------------------------
 Ruby Tuesday, Inc.                 410,000                   8,077,000
                                                            ------------
                                                             10,842,250

------------------------------------------------------------------------
 Household Durables--0.8%
 WCI Communities,
 Inc. 1                             226,000                   3,125,580
------------------------------------------------------------------------
 Leisure Equipment & Products--2.3%
 Hasbro, Inc.                       600,000                   9,600,000
------------------------------------------------------------------------
 Media--1.4%
 Regal Entertainment
 Group                              300,000                   5,880,000
------------------------------------------------------------------------
 Specialty Retail--5.4%
 Casual Male Retail
 Group, Inc. 1,2                  2,050,000                   9,081,500
------------------------------------------------------------------------
 Foot Locker, Inc.                  100,000                   1,100,000
------------------------------------------------------------------------
 Genesco, Inc. 1                    100,000                   1,500,000
------------------------------------------------------------------------
 OfficeMax, Inc. 1                  400,000                   2,260,000
------------------------------------------------------------------------
 Too, Inc. 1                        150,000                   2,784,000
------------------------------------------------------------------------
 Tuesday Morning
 Corp. 1                            225,000                   5,260,500
                                                            ------------
                                                             21,986,000

------------------------------------------------------------------------
 Textiles & Apparel--4.8%
 Columbia
 Sportswear Co. 1                   125,000                   6,001,250
------------------------------------------------------------------------
 Quicksilver, Inc. 1                255,000                   8,313,000
------------------------------------------------------------------------
 Reebok
 International Ltd. 1               175,000                   5,435,500
                                                            ------------
                                                             19,749,750

------------------------------------------------------------------------
 Consumer Staples--5.3%
------------------------------------------------------------------------
 Beverages--2.0%
 Adolph Coors Co.,
 Cl. B                               80,000                   4,282,400
------------------------------------------------------------------------
 Cott Corp. 1                       225,000                   4,128,750
                                                            ------------
                                                              8,411,150


                                                           Market Value
                                     Shares                 See Note 1
------------------------------------------------------------------------
 Food Products--2.4%
 Bunge Ltd.                         355,000             $     9,943,550
------------------------------------------------------------------------
 Tobacco--0.9%
 Universal Corp.                     90,000                   3,514,500
------------------------------------------------------------------------
 Energy--4.8%
------------------------------------------------------------------------
 Energy Equipment & Services--3.8%
 FMC Technologies,
 Inc. 1                             180,000                   3,387,600
------------------------------------------------------------------------
 Maverick Tube
 Corp. 1                            400,000                   7,116,000
------------------------------------------------------------------------
 Rowan Cos., Inc.                   245,000                   5,022,500
                                                            ------------
                                                             15,526,100

------------------------------------------------------------------------
 Oil & Gas--1.0%
 Frontier Oil Corp.                 255,000                   4,314,600
------------------------------------------------------------------------
 Financials--23.0%
------------------------------------------------------------------------
 Banks--6.2%
 Cullen/Frost
 Bankers, Inc.                      185,000                   6,066,150
------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                   225,000                   5,188,500
------------------------------------------------------------------------
 First Republic Bank 1               91,000                   2,284,100
------------------------------------------------------------------------
 Independence
 Community
 Bank Corp.                         115,000                   3,007,250
------------------------------------------------------------------------
 Pacific Northwest
 Bancorp                            105,000                   2,956,800
------------------------------------------------------------------------
 Webster Financial
 Corp.                              160,000                   6,006,400
                                                            ------------
                                                             25,509,200

------------------------------------------------------------------------
 Diversified Financials--5.8%
 Affiliated Managers
 Group, Inc. 1                      115,000                   5,325,650
------------------------------------------------------------------------
 Doral Financial
 Corp.                              120,000                   4,801,200
------------------------------------------------------------------------
 Gabelli Asset
 Management, Inc. 1                  11,000                     343,860
------------------------------------------------------------------------
 iShares Russell
 2000 Value Index
 Fund                                80,000                   9,267,200
------------------------------------------------------------------------
 Providian
 Financial Corp. 1                  525,000                   3,869,250
                                                            ------------
                                                             23,607,160



                      7 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                           Market Value
                                    Shares                  See Note 1
------------------------------------------------------------------------
 Insurance--5.2%
 Everest Re
 Group Ltd.                          90,000             $     6,268,500
------------------------------------------------------------------------
 IPC Holdings Ltd.                  180,000                   6,183,000
------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                       30,000                   1,328,700
------------------------------------------------------------------------
 StanCorp Financial
 Group, Inc.                        141,500                   7,598,550
                                                            ------------
                                                             21,378,750

------------------------------------------------------------------------
 Real Estate--5.8%
 Alexandria Real
 Estate Equities, Inc.              100,000                   4,230,000
------------------------------------------------------------------------
 CarrAmerica Realty
 Corp.                              155,000                   4,042,400
------------------------------------------------------------------------
 IStar Financial, Inc.              250,000                   7,482,500
------------------------------------------------------------------------
 Ventas, Inc.                       630,000                   8,190,000
                                                            ------------
                                                             23,944,900

------------------------------------------------------------------------
 Health Care--5.4%
------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.9%
 Beckman
 Coulter, Inc.                       35,000                   1,360,450
------------------------------------------------------------------------
 Fisher Scientific
 International, Inc. 1              225,000                   6,482,250
                                                            ------------
                                                              7,842,700

------------------------------------------------------------------------
 Health Care Providers & Services--3.5%
 Andrx Corp. 1                       80,000                   1,291,200
------------------------------------------------------------------------
 Coventry Health
 Care, Inc. 1                        30,000                   1,224,600
------------------------------------------------------------------------
 Omnicare, Inc.                     300,000                   7,956,000
------------------------------------------------------------------------
 Universal Health
 Services, Inc., Cl. B 1            100,000                   3,867,000
                                                            ------------
                                                             14,338,800

------------------------------------------------------------------------
 Industrials--17.7%
------------------------------------------------------------------------
 Aerospace & Defense--4.9%
 DRS Technologies,
 Inc. 1                             525,000                  14,705,250
------------------------------------------------------------------------
 Orbital Sciences
 Corp. 1                            931,900                   5,200,002
                                                            ------------
                                                             19,905,252


                                                           Market Value
                                    Shares                  See Note 1
------------------------------------------------------------------------
 Commercial Services & Supplies--2.9%
 BISYS Group,
 Inc. (The) 1                       275,000             $     4,642,000
------------------------------------------------------------------------
 Danka Business
 Systems plc,
 Sponsored ADR 1                  1,151,500                   4,479,335
------------------------------------------------------------------------
 Pittston Brink's
 Group                              200,000                   2,550,000
                                                            ------------
                                                             11,671,335

------------------------------------------------------------------------
 Construction & Engineering--1.3%
 EMCOR Group, Inc. 1                105,000                   5,362,350
------------------------------------------------------------------------
 Machinery--5.3%
 Actuant Corp.,
 Cl. A 1                             70,000                   2,597,000
------------------------------------------------------------------------
 AGCO Corp. 1                       225,000                   4,097,250
------------------------------------------------------------------------
 Albany
 International
 Corp., Cl. A                       125,000                   2,967,500
------------------------------------------------------------------------
 Harsco Corp.                       120,000                   4,136,400
------------------------------------------------------------------------
 Oshkosh Truck
 Corp.                               30,000                   1,680,000
------------------------------------------------------------------------
 Pentair, Inc.                      100,000                   3,854,000
------------------------------------------------------------------------
 Timken Co.                         140,000                   2,478,000
                                                            ------------
                                                             21,810,150

------------------------------------------------------------------------
 Road & Rail--3.3%
 CNF Transportation,
 Inc.                               390,000                  11,832,600
------------------------------------------------------------------------
 Landstar System,
 Inc. 1                              30,000                   1,863,900
                                                            ------------
                                                             13,696,500

------------------------------------------------------------------------
 Information Technology--7.4%
------------------------------------------------------------------------
 Communications Equipment--0.5%
 Polycom, Inc. 1                    200,000                   1,964,000
------------------------------------------------------------------------
 Computers & Peripherals--2.0%
 Electronics for
 Imaging, Inc. 1                    200,000                   3,840,000
------------------------------------------------------------------------
 Maxtor Corp. 1                     400,000                   2,200,000
------------------------------------------------------------------------
 Pinnacle Systems,
 Inc. 1                             220,000                   2,079,000
                                                            ------------
                                                              8,119,000


8  |  OPPENHEIMER SMALL CAP VALUE FUND

                                                           Market Value
                                   Shares                    See Note 1
------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.6%
 Flextronics
 International Ltd. 1               560,000             $     4,900,000
------------------------------------------------------------------------
 Planar Systems,
 Inc. 1                             100,000                   1,759,000
                                                            ------------
                                                              6,659,000

------------------------------------------------------------------------
 Internet Software & Services--0.8%
 S1 Corp. 1                         715,000                   3,146,000
------------------------------------------------------------------------
 Semiconductor Equipment & Products--1.7%
 Brooks
 Automation, Inc. 1                 500,000                   4,235,000
------------------------------------------------------------------------
 Fairchild
 Semiconductor
 International,
 Inc., Cl. A 1                      220,000                   2,611,400
                                                            ------------
                                                              6,846,400

------------------------------------------------------------------------
 Software--0.8%
 Autodesk, Inc.                     225,000                   3,501,000
------------------------------------------------------------------------
 Materials--7.9%
------------------------------------------------------------------------
 Chemicals--2.2%
 FMC Corp. 1                        206,000                   3,732,720
------------------------------------------------------------------------
 Georgia Gulf Corp.                 225,000                   5,085,000
                                                            ------------
                                                              8,817,720

------------------------------------------------------------------------
 Construction Materials--1.2%
 Lafarge North
 America, Inc.                      160,000                   5,096,000
------------------------------------------------------------------------
 Containers & Packaging--1.0%
 Packaging Corp.
 of America 1                       228,000                   4,288,680
------------------------------------------------------------------------
 Metals & Mining--1.0%
 Freeport-McMoRan
 Copper & Gold,
 Inc., Cl. B                        225,000                   3,894,750
------------------------------------------------------------------------
 Paper & Forest Products--2.5%
 Rayonier, Inc.                     105,000                   5,287,800
------------------------------------------------------------------------
 Sappi Ltd.,
 Sponsored ADR                      400,000                   4,940,000
                                                            ------------
                                                             10,227,800

                                                           Market Value
                                   Shares                    See Note 1
------------------------------------------------------------------------
 Utilities--5.2%
------------------------------------------------------------------------
 Electric Utilities--2.1%
 Opticnet, Inc. 1,3                   9,350             $            --
------------------------------------------------------------------------
 PNM Resources,
 Inc.                               100,000                   2,219,000
------------------------------------------------------------------------
 Puget Energy, Inc.                 200,000                   4,224,000
------------------------------------------------------------------------
 Reliant
 Resources, Inc. 1                  385,000                   2,163,700
                                                            ------------
                                                              8,606,700

------------------------------------------------------------------------
 Gas Utilities--0.3%
 Southwestern
 Energy Co. 1                       105,200                   1,400,212
------------------------------------------------------------------------
 Multi-Utilities--2.8%
 Equitable
 Resources, Inc.                    270,000                  10,373,400
------------------------------------------------------------------------
 Vectren Corp.                       50,000                   1,162,500
                                                            ------------
                                                             11,535,900
                                                            ------------
 Total Common Stocks
 (Cost $362,124,214)                                        387,558,939

                                   Principal
                                      Amount
------------------------------------------------------------------------
 Joint Repurchase Agreements--5.7%

 Undivided interest of 7.03% in joint repurchase
 agreement (Market Value $332,883,000) with Banc
 One Capital Markets, Inc., 1.26%, dated 4/30/03,
 to be repurchased at $23,409,819 on 5/1/03,
 collateralized by U.S. Treasury Nts.,
 4.875%--5.875%, 11/15/04--2/15/12,
 with a value of $327,261,153 and U.S.
 Treasury Bonds, 2.125%, 8/31/04,
 with a  value of $12,489,849
 (Cost $23,409,000)              $23,409,000                 23,409,000

------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $385,533,214)                   100.1%               410,967,939
------------------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                           (0.1)                  (569,209)
                                       ---------------------------------
 Net Assets                            100.0%           $   410,398,730
                                       =================================


                      9 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2003 amounts to $9,081,500. Transactions during the period in which the issuer was an affiliate are as follows:

                                      Shares                                     Shares
                                 October 31,         Gross         Gross      April 30,         Unrealized
                                        2002     Additions    Reductions           2003       Depreciation
-----------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Casual Male Retail Group, Inc.           --     2,050,000            --      2,050,000           $511,586


3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                     10 | OPPENHEIMER SMALL CAP VALUE FUND

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003


----------------------------------------------------------------------------
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $376,963,300)                  $  401,886,439
 Affiliated companies (cost $8,569,914)                           9,081,500
                                                            ----------------
                                                                410,967,939
----------------------------------------------------------------------------
 Cash                                                                65,903
----------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                 6,882,871
 Shares of beneficial interest sold                                 744,844
 Interest and dividends                                             240,531
 Other                                                                8,865
                                                            ----------------
 Total assets                                                   418,910,953

----------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                            7,534,522
 Shares of beneficial interest redeemed                             610,296
 Shareholder reports                                                134,447
 Transfer and shareholder servicing agent fees                      111,418
 Distribution and service plan fees                                  83,434
 Trustees' compensation                                              29,504
 Other                                                                8,602
                                                            ----------------
 Total liabilities                                                8,512,223


----------------------------------------------------------------------------
 Net Assets                                                    $410,398,730
                                                            ================


----------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                 $       210,776
----------------------------------------------------------------------------
 Additional paid-in capital                                     415,350,390
----------------------------------------------------------------------------
 Accumulated net investment loss                                 (1,145,303)
----------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                  (29,451,858)
----------------------------------------------------------------------------
 Net unrealized appreciation on investments                      25,434,725
                                                            ----------------
 Net Assets                                                    $410,398,730
                                                            ================



                     11 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


-------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $224,626,837 and 11,249,525 shares of beneficial interest outstanding)        $19.97
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                      $21.19
-------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $129,592,666
 and 6,864,550 shares of beneficial interest outstanding)                      $18.88
-------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,052,091
 and 2,655,590 shares of beneficial interest outstanding)                      $18.85
-------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,127,136
 and 307,952 shares of beneficial interest outstanding)                        $19.90

 See accompanying Notes to Financial Statements.


                     12 | OPPENHEIMER SMALL CAP VALUE FUND

 STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003


------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $4,540)                     $   2,662,814
------------------------------------------------------------------------------------------
 Interest                                                                         104,392
                                                                           ---------------
 Total investment income                                                        2,767,206

------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                1,671,302
------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                          305,168
 Class B                                                                          627,405
 Class C                                                                          232,643
 Class N                                                                           12,630
------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                          438,437
 Class B                                                                          316,514
 Class C                                                                          112,254
 Class N                                                                           15,710
------------------------------------------------------------------------------------------
 Shareholder reports                                                              209,137
------------------------------------------------------------------------------------------
 Trustees' compensation                                                            11,683
------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                        4,145
------------------------------------------------------------------------------------------
 Other                                                                            144,665
                                                                           ---------------
 Total expenses                                                                 4,101,693
 Less reduction to custodian expenses                                                (774)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A  (61,799)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B (115,837)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C  (34,331)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N   (7,034)
                                                                           ---------------
 Net expenses                                                                   3,881,918


------------------------------------------------------------------------------------------
 Net Investment Loss                                                           (1,114,712)


------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments                                                                  (10,219,143)
 Foreign currency transactions                                                        (19)
                                                                           ---------------
 Net realized loss                                                            (10,219,162)
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                          26,143,001
                                                                           ---------------
 Net realized and unrealized gain                                              15,923,839


------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                         $14,809,127
                                                                           ===============

 See accompanying Notes to Financial Statements.


                     13 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months                 Year
                                                                             Ended                Ended
                                                                    April 30, 2003          October 31,
                                                                       (Unaudited)                 2002
---------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                 $ (1,114,712)         $ (4,023,327)
---------------------------------------------------------------------------------------------------------
 Net realized loss                                                    (10,219,162)          (18,661,880)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation (depreciation)                                           26,143,001            (9,851,435)
                                                                     ------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                                             14,809,127           (32,536,642)

---------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Distributions from net realized gain:
 Class A                                                                       --              (680,554)
 Class B                                                                       --              (388,655)
 Class C                                                                       --              (109,996)
 Class N                                                                       --                (3,973)

---------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                               (5,741,881)           65,028,767
 Class B                                                               (4,802,807)           46,660,317
 Class C                                                                1,978,108            25,340,589
 Class N                                                                1,324,112             4,695,770

---------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                         7,566,659           108,005,623
---------------------------------------------------------------------------------------------------------
 Beginning of period                                                  402,832,071           294,826,448
                                                                     ------------------------------------
 End of period [including accumulated net investment loss of
 $1,145,303 and $30,591, respectively]                               $410,398,730          $402,832,071
                                                                     ====================================


 See accompanying Notes to Financial Statements.


                     14 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

                                             Six Months                                                            Year
                                                  Ended                                                           Ended
                                         April 30, 2003                                                        Oct. 31,
 Class A                                     (Unaudited)         2002         2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 19.18       $ 19.53      $ 21.26     $ 16.82      $ 17.29     $ 22.26
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.02)         (.19)        (.23)       (.16)        (.10)       (.09)
 Net realized and unrealized gain (loss)            .81          (.09)        (.47)       4.60          .18       (3.02)
                                               ----------------------------------------------------------------------------
 Total from investment operations                   .79          (.28)        (.70)       4.44          .08       (3.11)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain                --          (.07)       (1.03)         -- 1       (.54)      (1.86)
 Distributions in excess of net realized gain        --            --           --          --         (.01)         --
                                               ----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          (.07)       (1.03)         --         (.55)      (1.86)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $19.97        $19.18       $19.53      $21.26       $16.82      $17.29
                                               ============================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                4.12%        (1.45)%      (3.02)%     26.40%        0.38%     (15.05)%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)      $224,627      $222,029     $172,395    $157,759     $151,059    $183,567
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $218,677      $231,657     $163,007    $147,952     $170,205    $201,952
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.26)%       (0.69)%      (1.06)%     (0.95)%      (0.60)%     (0.42)%
 Expenses, gross                                   1.72%         1.68%        1.86%       1.90%        1.96%       1.80% 4
 Expenses, net                                     1.66% 5,6     1.66% 5,6    1.86% 5,7   1.90% 5      1.96% 5     1.80%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             71%          151%         162%        166%          87%         65%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     15 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued


                                             Six Months                                                            Year
                                                  Ended                                                           Ended
                                         April 30, 2003                                                        Oct. 31,
 Class B                                    (Unaudited)          2002         2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 18.20       $ 18.65      $ 20.47     $ 16.28      $ 16.84     $ 21.83
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.10)         (.18)        (.23)       (.33)        (.22)       (.12)
 Net realized and unrealized gain (loss)            .78          (.20)        (.56)       4.52          .21       (3.01)
                                              -----------------------------------------------------------------------------
 Total from investment operations                   .68          (.38)        (.79)       4.19         (.01)      (3.13)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain                --          (.07)       (1.03)         -- 1       (.54)      (1.86)
 Distributions in excess of net realized gain        --            --           --          --         (.01)         --
                                             -----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          (.07)       (1.03)         --         (.55)      (1.86)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $18.88        $18.20       $18.65      $20.47       $16.28      $16.84
                                             ==============================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                3.74%        (2.06)%      (3.60)%     25.74%       (0.16)%    (15.47)%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)      $129,593      $129,885      $95,418     $83,859      $82,949     $98,041
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $126,520      $134,304      $88,235     $79,526      $94,863     $97,818
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.95)%       (1.34)%      (1.65)%     (1.48)%      (1.10)%     (0.92)%
 Expenses, gross                                   2.54%         2.34%        2.45%       2.44%        2.45%       2.31% 4
 Expenses, net                                     2.36% 5,6     2.32% 5,6    2.45% 5,7   2.44% 5      2.45% 5     2.31%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             71%          151%         162%        166%          87%         65%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     16 | OPPENHEIMER SMALL CAP VALUE FUND

                                             Six Months                                                            Year
                                                  Ended                                                           Ended
                                         April 30, 2003                                                        Oct. 31,
 Class C                                    (Unaudited)          2002         2001        2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $ 18.17       $ 18.62      $ 20.44     $ 16.25      $ 16.81     $ 21.79
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                               (.08)         (.10)        (.19)       (.33)        (.25)       (.13)
 Net realized and unrealized gain (loss)            .76          (.28)        (.60)       4.52          .24       (2.99)
                                                ---------------------------------------------------------------------------
 Total from investment operations                   .68          (.38)        (.79)       4.19         (.01)      (3.12)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions from net realized gain                --          (.07)       (1.03)         -- 1       (.54)      (1.86)
 Distributions in excess of net realized gain        --            --           --          --         (.01)         --
                                                ---------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       --          (.07)       (1.03)         --         (.55)      (1.86)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $18.85        $18.17       $18.62      $20.44       $16.25      $16.81
                                                ===========================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                3.74%        (2.06)%      (3.61)%     25.79%       (0.16)%    (15.45)%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)       $50,052       $46,360      $26,604     $22,173      $20,959     $26,707
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $46,934       $45,455      $24,134     $20,521      $24,964     $28,647
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                              (0.97)%       (1.33)%      (1.64)%     (1.49)%      (1.10)%     (0.92)%
 Expenses, gross                                   2.52%         2.33%        2.45%       2.44%        2.45%       2.31% 4
 Expenses, net                                     2.37% 5,6     2.31% 5,6    2.45% 5,7   2.44% 5      2.45% 5     2.31%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             71%          151%         162%        166%          87%         65%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     17 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                                            Six Months                               Year
                                                                 Ended                              Ended
                                                         April 30, 2003                          Oct. 31,
 Class N                                                    (Unaudited)           2002             2001 1
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                           $ 19.13        $ 19.51            $ 19.58
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                               (.06)          (.27)              (.04)
 Net realized and unrealized gain (loss)                            .83           (.04)              (.03)
                                                              -------------------------------------------------
 Total from investment operations                                   .77           (.31)              (.07)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                --           (.07)                --
 Distributions in excess of net realized gain                        --             --                 --
                                                              -------------------------------------------------
 Total dividends and/or distributions to shareholders                --           (.07)                --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $19.90         $19.13             $19.51
                                                              -------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                4.03%         (1.61)%            (0.36)%


---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                        $6,127         $4,558               $409
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $5,103         $2,882               $106
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                              (0.47)%        (0.78)%            (1.14)%
 Expenses, gross                                                   2.16%          1.82%              2.01%
 Expenses, net                                                     1.88% 4,5      1.80% 4,5          2.01% 4,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             71%           151%               162%


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     18 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     19 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $28,422,366. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

As of October 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010       $18,203,203

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were decreased by $498 and payments of $745 were made to retired trustees, resulting in an accumulated liability of $29,350 as of April 30, 2003.
     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the

                     20 | OPPENHEIMER SMALL CAP VALUE FUND
compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                                  Six Months Ended               Year Ended
                                    April 30, 2003         October 31, 2002
    -----------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                             $--           $          --
    Long-term capital gain                       --               1,183,178
    Return of capital                            --                      --
                                   ----------------------------------------
    Total                                       $--              $1,183,178
                                   ========================================

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                     21 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended April 30, 2003            Year Ended October 31, 2002
                                    Shares             Amount               Shares             Amount
------------------------------------------------------------------------------------------------------
 Class A
 Sold                            2,779,739       $ 52,983,015            7,897,143      $ 173,016,763
 Dividends and/or
 distributions reinvested               --                 --               31,174            657,161
 Redeemed                       (3,107,055)       (58,724,896)          (5,179,234)      (108,645,157)
                                ----------------------------------------------------------------------
 Net increase (decrease)          (327,316)       $(5,741,881)           2,749,083       $ 65,028,767
                                ======================================================================

------------------------------------------------------------------------------------------------------
 Class B
 Sold                              959,697       $ 17,322,204            5,081,569      $ 107,197,590
 Dividends and/or
 distributions reinvested               --                 --               17,890            359,961
 Redeemed                       (1,233,637)       (22,125,011)          (3,076,759)       (60,897,234)
                                ----------------------------------------------------------------------
 Net increase (decrease)          (273,940)       $(4,802,807)           2,022,700       $ 46,660,317
                                ======================================================================

------------------------------------------------------------------------------------------------------
 Class C
 Sold                              852,649       $ 15,396,521            2,319,208     $   48,865,275
 Dividends and/or
 distributions reinvested               --                 --                5,008            100,623
 Redeemed                         (748,997)       (13,418,413)          (1,201,029)       (23,625,309)
                                ----------------------------------------------------------------------
 Net increase                      103,652        $ 1,978,108            1,123,187       $ 25,340,589
                                ======================================================================

------------------------------------------------------------------------------------------------------
 Class N
 Sold                              114,907      $   2,181,206              268,260     $    5,721,300
 Dividends and/or
 distributions reinvested               --                 --                  188              3,969
 Redeemed                          (45,196)          (857,094)             (51,183)        (1,029,499)
                                ----------------------------------------------------------------------
 Net increase                       69,711        $ 1,324,112              217,265       $  4,695,770
                                ======================================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $271,844,706 and $280,132,576, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for an annual fee of 0.85% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.


                     22 | OPPENHEIMER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate            Class A       Concessions     Concessions     Concessions      Concessions
                      Front-End          Front-End        on Class A      on Class B      on Class C       on Class N
                  Sales Charges      Sales Charges            Shares          Shares          Shares           Shares
Six Months           on Class A        Retained by       Advanced by     Advanced by     Advanced by      Advanced by
Ended                    Shares        Distributor     Distributor 1   Distributor 1   Distributor 1    Distributor 1
----------------------------------------------------------------------------------------------------------------------
April 30, 2003         $364,380           $106,425           $36,199        $411,854         $65,215          $15,324

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                          Class A           Class B            Class C              Class N
                                       Contingent        Contingent         Contingent           Contingent
                                         Deferred          Deferred           Deferred             Deferred
                                    Sales Charges     Sales Charges      Sales Charges        Sales Charges
 Six Months                           Retained by       Retained by        Retained by          Retained by
 Ended                                Distributor       Distributor        Distributor          Distributor
------------------------------------------------------------------------------------------------------------
 April 30, 2003                            $4,428          $215,637             $7,189               $2,822

--------------------------------------------------------------------------------
Class A Distribution and Service Plan Fees. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or after that date. Effective January 1, 2003, the Board of Trustees has voluntarily reduced the asset-based sales charge in all Class A shares to zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the six months ended April 30, 2003, payments under the Class A plan totaled $305,168, all of which were paid by the Distributor to recipients, and included $18,555 paid to an affiliate of the Manager.



                     23 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                                      Distributor's
                                                                   Distributor's          Aggregate
                                                                       Aggregate       Unreimbursed
                                                                    Unreimbursed      Expenses as %
                        Total Payments        Amount Retained           Expenses      of Net Assets
                            Under Plan         by Distributor         Under Plan           of Class
---------------------------------------------------------------------------------------------------
 Class B Plan                 $627,405               $507,276         $2,899,637              2.24%
 Class C Plan                  232,643                 88,299            852,148              1.70
 Class N Plan                   12,630                 11,221            121,209              1.98

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically)

                     24 | OPPENHEIMER SMALL CAP VALUE FUND
in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2003 was zero. Information concerning restricted securities is as follows:

                                                                     Valuation             Unrealized
                                Acquisition                              as of           Appreciation
Security                               Date          Cost       April 30, 2003         (Depreciation)
------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Opticnet, Inc.                     10/26/00          $--                  $--                   $--

--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements
Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
     The Fund had no outstanding borrowings under the credit facility through November 12, 2002.
--------------------------------------------------------------------------------
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
     The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.


                     25 | OPPENHEIMER SMALL CAP VALUE FUND

OPPENHEIMER SMALL CAP VALUE FUND

 A Series of Oppenheimer Quest For Value Funds



--------------------------------------------------------------------------------
 Trustees and Officers              Thomas W. Courtney, Chairman
                                    John V. Murphy, President
                                    Paul Y. Clinton, Trustee
                                    Robert G. Galli, Trustee
                                    Lacy B. Herrmann, Trustee
                                    Brian Wruble, Trustee
                                    Robert G. Zack, Secretary
                                    Brian W. Wixted, Treasurer


--------------------------------------------------------------------------------
 Investment Advisor                 OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Distributor                        OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder           OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors               KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel                      Mayer Brown Rowe & Maw

                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


         (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

             Not part of the semiannual report to Fund shareholders

                     26 | OPPENHEIMER SMALL CAP VALUE FUND

OPPENHEIMERFUNDS FAMILY


----------------------------------------------------------------------------------------------------------
 Global Equity          Developing Markets Fund                      Global Fund
                        International Small Company Fund             Quest Global Value Fund, Inc.
                        International Growth Fund                    Global Opportunities Fund 1
----------------------------------------------------------------------------------------------------------
 Equity                 Stock                                        Stock & Bond
                        Emerging Technologies Fund                   Quest Opportunity Value Fund
                        Emerging Growth Fund                         Total Return Fund, Inc.
                        Enterprise Fund                              Quest Balanced Value Fund
                        Discovery Fund                               Capital Income Fund
                        Main Street Small Cap Fund(R)                Multiple Strategies Fund
                        Small Cap Value Fund                         Disciplined Allocation Fund
                        MidCap Fund                                  Convertible Securities Fund
                        Main Street Opportunity Fund(R)              Specialty
                        Growth Fund                                  Real Asset Fund(R)
                        Capital Appreciation Fund                    Gold & Special Minerals Fund
                        Main Street Fund(R) 2                        Tremont Market Neutral Fund, LLC 3
                        Value Fund                                   Tremont Opportunity Fund, LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
----------------------------------------------------------------------------------------------------------
 Income                 Taxable                                      Rochester Division
                        International Bond Fund                      California Municipal Fund 5
                        High Yield Fund                              New Jersey Municipal Fund 5
                        Champion Income Fund                         AMT-Free New York Municipals 5,6
                        Strategic Income Fund                        Municipal Bond Fund
                        Bond Fund                                    Limited Term Municipal Fund
                        Total Return Bond Fund                       Rochester National Municipals
                        Senior Floating Rate Fund                    Rochester Fund Municipals
                        U.S. Government Trust                        Limited Term New York Municipal Fund
                        Limited-Term Government Fund                 Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
----------------------------------------------------------------------------------------------------------
 Select Managers        Stock                                        Stock & Bond
                        Mercury Advisors Focus Growth Fund           QM Active Balanced Fund 4
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(R) Index Fund 4
----------------------------------------------------------------------------------------------------------
 Money Market 7         Money Market Fund, Inc.                      Cash Reserves



1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income Fund(R) on 4/30/03.
3. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on 1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Not part of the semiannual report to Fund shareholders

                     27 | OPPENHEIMER SMALL CAP VALUE FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
 o Applications or other forms
 o When you create a user ID and password for online account access
 o When you enroll in eDocs Direct, our electronic document delivery service
 o Your transactions with us, our affiliates or others
 o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
 o Account access
 o Create a user ID and profile
 o User profile
 o eDocs Direct, our electronic document delivery service

Not part of the semiannual report to Fund shareholders

                     28 | OPPENHEIMER SMALL CAP VALUE FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for assistance.

 o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
 o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
 o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).



Not part of the semiannual report to Fund shareholders

                     29 | OPPENHEIMER SMALL CAP VALUE FUND

INFORMATION AND SERVICES

[GRAPHIC] eDocsDirect

Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE! With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today at
www.oppenheimerfunds.com

Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: QVSCX  Class B: QSCBX  Class C: QSCCX  Class N: QSCNX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

Not part of the semiannual report to Fund shareholders

[LOGO]
Oppenheimer Funds(R)
Distributor, Inc.

RS0251.001.0403  June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)